UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)

Government & Agency Obligations 58.8%
US Government Sponsored Agencies 51.7%
Federal Farm Credit Bank:
0.139% **, 11/20/2009	5,500,000	5,499,606
0.215% **, 12/23/2010	50,000,000	49,995,727
0.285% **, 8/25/2010	50,000,000	50,016,184
0.304% **, 3/4/2010	10,000,000	10,006,050
0.309% **, 1/20/2011	94,655,000	94,654,815
0.347% **, 4/1/2010	140,000,000	140,000,000
0.394% **, 12/17/2010	25,000,000	24,985,557
0.425% **, 4/27/2010	10,000,000	10,017,985
0.529% **, 1/20/2011	200,000,000	200,625,189
0.535% **, 12/23/2010	70,000,000	70,217,602
0.64% **, 4/9/2010	115,000,000	114,994,464

1.05%, 3/18/2010	95,435,000	95,435,000
2.75%, 5/4/2010	195,750,000	198,636,484
4.5%, 10/5/2009	185,000,000	186,250,806
Federal Home Loan Bank:
0.169% *, 8/17/2009	110,000,000	109,991,200
0.205% **, 8/10/2009	20,000,000	19,999,128
0.216% **, 8/21/2009	275,000,000	275,001,819
0.221% **, 8/13/2009	24,100,000	24,098,585
0.223% **, 4/16/2010	140,000,000	140,024,507
0.225% **, 8/27/2009	32,000,000	31,996,214
0.254% **, 9/4/2009	15,000,000	14,997,613
0.29% **, 7/9/2010	250,000,000	250,000,000
0.323% **, 10/23/2009	157,300,000	157,360,387
0.337% **, 4/1/2010	45,000,000	45,003,705
0.37% **, 11/15/2010	170,000,000	169,966,766
0.388% **, 1/6/2010	15,000,000	15,021,509
Step-up Coupon, 0.4% to 11/20/2009, 1.5% to 5/20/2010	50,000,000	50,000,000
0.41% **, 7/13/2010	25,000,000	25,049,220
0.435% **, 10/13/2009	29,000,000	29,022,265
0.507% *, 1/12/2010	175,000,000	174,593,417
0.55%, 6/3/2010	88,900,000	88,900,000
0.55%, 6/4/2010	50,000,000	50,000,000
0.635% **, 11/19/2010	350,000,000	349,908,987
0.65% **, 9/10/2009	100,000,000	100,000,000
0.703% **, 11/17/2010	379,225,000	379,166,082
0.743% *, 11/20/2009	21,000,000	20,951,438
0.791% **, 2/19/2010	105,990,000	106,169,182
0.794% *, 12/4/2009	54,000,000	53,850,000
0.794% *, 12/7/2009	87,000,000	86,752,533
0.794% *, 12/11/2009	35,000,000	34,897,333
0.8%, 4/23/2010	92,000,000	92,000,000
0.85% **, 3/11/2010	283,000,000	282,978,893
0.92%, 4/9/2010	101,500,000	101,645,146
0.935% *, 1/19/2010	20,000,000	19,910,700
0.979% **, 11/18/2009	92,000,000	92,140,317
1.03%, 2/18/2010	14,800,000	14,808,791
1.112% *, 12/8/2009	92,500,000	92,128,767
1.191% *, 12/4/2009	50,000,000	49,791,667
2.645%, 8/7/2009	10,000,000	10,003,038
2.765% *, 9/16/2009	83,000,000	82,700,393
3.125%, 12/11/2009	15,000,000	15,147,918
3.75%, 1/8/2010	58,000,000	58,823,458
3.875%, 1/15/2010	26,000,000	26,372,919
5.25%, 9/11/2009	10,000,000	10,051,031
Federal Home Loan Mortgage Corp.:
0.198% *, 11/2/2009	25,000,000	24,987,083
0.248% *, 11/16/2009	120,000,000	119,910,833
0.248% *, 12/8/2009	124,460,000	124,348,505
0.268% *, 12/7/2009	16,250,000	16,234,400
0.288% *, 12/21/2009	200,000,000	199,771,222
0.297% *, 10/26/2009	13,094,000	13,084,616
0.298% *, 12/14/2009	30,000,000	29,966,250
0.325% **, 8/10/2010	200,000,000	200,000,000
0.348% *, 12/29/2009	50,000,000	49,927,083
0.348% *, 2/16/2010	150,000,000	149,709,792

0.369% *, 3/31/2010	75,000,000	74,813,458
0.372% *, 8/3/2009	50,000,000	49,998,472
0.418% *, 2/8/2010	75,000,000	74,832,875
0.428% *, 2/8/2010	65,000,000	64,851,710
0.455% *, 8/11/2009	180,000,000	179,975,000
0.587% *, 9/14/2009	142,794,000	142,689,284
0.587% *, 9/15/2009	19,777,000	19,762,167
0.588% *, 9/21/2009	137,000,000	136,883,550
0.609% *, 9/21/2009	79,526,000	79,456,150
0.671% **, 10/30/2009	70,000,000	70,096,192
0.73% **, 1/22/2010	75,000,000	75,154,634
1.127% *, 8/10/2009	100,000,000	99,968,750
2.68%, 11/16/2009	30,000,000	30,191,100
3.75%, 7/30/2010	25,050,000	25,831,911
4.125%, 11/18/2009	50,000,000	50,503,518
4.125%, 11/30/2009	100,000,000	101,263,751
4.125%, 7/12/2010	53,184,000	54,968,614
4.75%, 11/3/2009	100,000,000	101,146,211
4.875%, 2/9/2010	50,000,000	51,171,662
Federal National Mortgage Association:
0.195% *, 9/9/2009	73,750,000	73,734,021
0.218% *, 10/26/2009	200,000,000	199,894,889
0.222% *, 10/8/2009	250,000,000	249,893,750
0.248% *, 11/16/2009	175,000,000	174,869,965
0.248% *, 11/17/2009	123,000,000	122,907,750
0.298% *, 1/4/2010	50,000,000	49,935,000
0.385% *, 10/14/2009	83,000,000	82,933,462
0.4% **, 7/13/2010	205,000,000	205,317,338
0.449% *, 6/1/2010	45,000,000	44,829,000
0.475% *, 10/28/2009	42,556,000	42,506,068
0.487% *, 12/21/2009	175,000,000	174,661,764
0.521% *, 8/19/2009	95,000,000	94,973,875
0.526% *, 12/21/2009	150,000,000	149,686,417
0.812% *, 11/2/2009	129,700,000	129,425,252
0.872% *, 9/1/2009	100,000,000	99,922,500
0.883% **, 2/12/2010	162,000,000	162,301,705
0.966% **, 8/5/2010	164,000,000	164,322,930
3.875%, 12/10/2009	15,650,000	15,826,989
4.75%, 3/12/2010	57,000,000	58,491,318
6.625%, 9/15/2009	51,342,000	51,739,845
7.25%, 1/15/2010	70,000,000	72,129,378

		9,834,362,406
US Treasury Obligations 7.1%
US Treasury Bills:
0.295% *, 10/8/2009	54,740,000	54,709,406
0.345% *, 12/24/2009	100,000,000	99,861,042
0.4% *, 8/6/2009	75,000,000	74,995,833
0.48% *, 1/14/2010	110,000,000	109,756,533
0.49% *, 7/29/2010	15,000,000	14,926,092
0.5% *, 1/14/2010	100,000,000	99,769,444
0.5% *, 4/1/2010	60,000,000	59,797,500
0.53% *, 6/3/2010	31,350,000	31,208,768
0.6% *, 6/3/2010	75,000,000	74,617,500
0.63% *, 11/19/2009	74,050,000	73,904,060

0.633% *, 11/19/2009	95,500,000	95,316,162
0.7% *, 3/11/2010	95,000,000	94,589,917
0.705% *, 12/17/2009	25,000,000	24,932,438
US Treasury Notes:
2.125%, 1/31/2010	150,000,000	151,312,217
2.75%, 7/31/2010	50,000,000	51,111,083
2.875%, 6/30/2010	31,850,000	32,551,216
4.0%, 8/31/2009	105,000,000	105,300,421
4.75%, 2/15/2010	100,000,000	102,362,776

		1,351,022,408

Total Government & Agency Obligations (Cost $11,185,384,814)		11,185,384,814
Repurchase Agreements 41.1%
Banc of America Securities LLC, 0.2%, dated 7/31/2009, to be repurchased at $755,224,235 on 8/3/2009 (a)	755,211,648	755,211,648
Barclays Capital PLC, 0.2%, dated 7/31/2009, to be repurchased at $271,203,893 on 8/3/2009 (b)	271,199,373	271,199,373
BNP Paribas, 0.21%, dated 7/31/2009, to be repurchased at $500,008,750 on 8/3/2009 (c)	500,000,000	500,000,000
JPMorgan Securities, Inc., 0.21%, dated 7/31/2009, to be repurchased at $1,126,420,467 on 8/3/2009 (d)	1,126,400,755	1,126,400,755
Morgan Stanley & Co., Inc., 0.2%, dated 7/31/2009, to be repurchased at $1,669,976,179 on 8/3/2009 (e)	1,669,948,347	1,669,948,347
The Goldman Sachs & Co., 0.21%, dated 7/31/2009, to be repurchased at $1,943,379,785 on 8/3/2009 (f)	1,943,345,776	1,943,345,776
The Goldman Sachs & Co., 0.21%, dated 7/20/2009, to be repurchased at $1,560,273,000 on 8/19/2009 (g)	1,560,000,000	1,560,000,000

Total Repurchase Agreements (Cost $7,826,105,899)		7,826,105,899
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $19,011,490,713) †	99.9	19,011,490,713
Other Assets and Liabilities, Net	0.1	13,864,717

Net Assets	100.0	19,025,355,430

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2009.

†	The cost for federal income tax purposes was $19,011,490,713.

(a)	Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
90,308,851	Federal Home Loan Mortgage Corp.	5.173-6.505	10/1/2035-10/1/2037	95,602,719
652,642,041	Federal National Mortgage Association	4.0-6.066	12/1/2034-8/1/2039	674,713,163
Total Collateral Value				770,315,882
(b)	Collateralized by $264,071,300 US Treasury Note, 3.375%, maturing on 6/30/2013 with a value of $276,623,420.
(c)	Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
194,231,571	Federal Home Loan Mortgage Corp.	5.0-6.0	1/1/2035-5/1/2039	202,515,434
292,056,216	Federal National Mortgage Association	4.0-6.5	8/1/2019-1/1/2039	307,484,567

Total Collateral Value			510,000,001
(d)		Collateralized by $1,134,892,134 Government National Mortgage Association, with various coupon rates from 4.5-5.0%, with various maturity dates of 6/15/2039-7/15/2039 with a value of $1,148,928,870.
(e)		Collateralized by:
Principal			Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
663,900,362	Federal Home Loan Mortgage Corp.	4.472-6.211	4/1/2033-8/1/2038	696,079,213
962,002,020	Federal National Mortgage Association	3.102-6.275	8/1/2033-9/1/2046	1,007,314,586
Total Collateral Value			1,703,393,799
(f)		Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
428,611,842	Federal Home Loan Mortgage Corp.	0.638-38.228	4/15/2021-10/15/2047	428,368,763
1,917,587,764	Federal Home Loan Mortgage Corp. - Interest Only	0.05-16.789	1/15/2018-6/15/2048	216,224,330
339,763,039	Federal Home Loan Mortgage Corp. - Principal Only	Zero Coupon	3/15/2032-4/15/2039	271,286,550
134,590,500	Federal Home Loan Mortgage Corp. STRIPS	0.638	5/15/2036	131,915,828
7,596,671	Federal National Mortgage Association	Zero Coupon	12/25/2035-2/25/2036	7,260,055
534,433,630	Federal National Mortgage Association	0.645-49.713	7/25/2029-3/25/2049	586,457,242
2,303,887,623	Federal National Mortgage Association – Interest Only	0.35-8.32	8/25/2018-3/25/2049	240,015,656
126,516,881	Federal National Mortgage Association – Principal Only	Zero Coupon	10/25/2024-7/25/2039	100,684,268
Total Collateral Value				1,982,212,692
(g)		Collateralized by:
Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
164,911,199	Federal Home Loan Mortgage Corp.	3.5-10.0	6/1/2012-7/1/2039	180,134,700
1,227,452,982	Federal National Mortgage Association	4.0-11.5	5/1/2012-10/1/2048	1,270,847,286
159,874,078	Federal National Mortgage Association – Principal Only	Zero Coupon	7/25/2039	140,218,014
Total Collateral Value				1,591,200,000

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurement", as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3
Assets
Government & Agency Obligations (h)	$ —	$ 11,185,384,814	$ —
Repurchase Agreements	—	7,826,105,899	—
Total	$ —	$ 19,011,490,713	$ —

(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009